Description of Business - Additional Information (Details) - Metacrine's FXR Program [Member] - Compounds	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of clinically tested compounds	2
Number of discovery or preclinical compounds	2,000
Metacrine, Inc. [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of clinically tested compounds		2
Number of discovery or preclinical compounds		2,000